COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
Schedule of undiscounted future lease obligations
Lease Commitments
as of 06/30/2022
Less than 1 year	1-3 years	3-5 years	Total
$246,648	$501,452	$417,787	$1,165,887

Lease Commitments
as of December 31, 2022
Less than 1 year	1-3 years	3-5 years	Total
$268,532	$752,235	$288,707	$1,309,474

Schedule of Undiscounted minimum lease commitments
Undiscounted minimum lease commitments	$1,165,887
Present value adjustment using incremental borrowing rate	(274,499)
Lease liabilities	$891,388

Undiscounted minimum lease commitments	$1,309,474
Present value adjustment using incremental borrowing rate	(330,599)
Lease liabilities	$978,875